AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

Portfolio of Investments

July 31, 2021 (unaudited)

	Principal Amount (000)	U.S. $ Value

MUNICIPAL OBLIGATIONS – 93.2%
Long-Term Municipal Bonds – 90.9%
Alabama – 1.2%
Alabama Special Care Facilities Financing Authority-Birmingham AL (Children’s Hospital of Alabama Obligated Group (The)) Series 2015 5.00%, 06/01/2028	$3,905	$4,531,278
Infirmary Health System Special Care Facilities Financing Authority of Mobile (Infirmary Health System Obligated Group) Series 2016 5.00%, 02/01/2025	2,110	2,433,069
Special Care Facilities Financing Authority of the City of Pell City Alabama (Noland Obligated Group) Series 2016A 5.00%, 12/01/2031	11,235	11,386,583
Tuscaloosa County Industrial Development Authority (Hunt Refining Co.) Series 2019A 4.50%, 05/01/2032(a)	1,468	1,607,219

		19,958,149

American Samoa – 0.1%
American Samoa Economic Development Authority (Territory of American Samoa) Series 2015A 6.625%, 09/01/2035	1,335	1,580,711
Series 2018 6.50%, 09/01/2028(a)	295	367,542
7.125%, 09/01/2038(a)	280	370,720

		2,318,973

Arizona – 2.3%
Arizona Industrial Development Authority (Equitable School Revolving Fund LLC Obligated Group) Series 2020 4.00%, 11/01/2030	935	1,158,244
5.00%, 11/01/2031-11/01/2033	2,350	3,087,211
Arizona State University (Arizona State University COP) Series 2013A 5.00%, 09/01/2021-09/01/2022	7,260	7,447,347
City of Glendale AZ (City of Glendale AZ COP) Series 2021 1.951%, 07/01/2031	2,400	2,433,786
2.542%, 07/01/2033	4,000	4,084,074
City of Phoenix Civic Improvement Corp. (Phoenix Sky Harbor International Airport) Series 2017A 5.00%, 07/01/2029	3,945	4,872,454

	Principal Amount (000)	U.S. $ Value

Salt River Project Agricultural Improvement & Power District Series 2011A 5.00%, 12/01/2024	$3,140	$3,190,512
Series 2021 5.00%, 01/01/2029(b)	2,750	3,575,276
State of Arizona Lottery Revenue Series 2019 5.00%, 07/01/2028	5,000	6,458,444
Tempe Industrial Development Authority (Mirabella at ASU, Inc.) Series 2017B 4.00%, 10/01/2023(a)	180	180,086

		36,487,434

California – 6.1%
California Community Housing Agency (California Community Housing Agency Brio Apartments & Next on Lex Apartments) Series 2021A 4.00%, 08/01/2047(a)	3,315	3,669,029
California Housing Finance Series 2021-1, Class A 3.50%, 11/20/2035	995	1,185,591
California Infrastructure & Economic Development Bank Series 2021 0.20%, 01/01/2050(a)	2,000	2,000,361
California Pollution Control Financing Authority (Rialto Bioenergy Facility LLC) Series 2019 7.50%, 12/01/2040(a)	250	275,666
California State Public Works Board (California State Public Works Board Lease) Series 2021A 5.00%, 02/01/2023(b)	10,000	10,631,679
California State University Series 2021-B 2.374%, 11/01/2035	1,000	1,019,131
City of Los Angeles Department of Airports
Series 2019 5.00%, 05/15/2039	1,000	1,267,572
Series 2021A 5.00%, 05/15/2037	4,000	5,268,262
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Altana Apartments) Series 2021 3.50%, 10/01/2046(a)	2,000	2,157,923
CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Pasadena Portfolio) Series 2021 2.65%, 12/01/2046(a)	1,500	1,560,622

	Principal Amount (000)	U.S. $ Value

CSCDA Community Improvement Authority (CSCDA Community Improvement Authority Union South Bay) Series 2021A 3.10%, 07/01/2045(a)	$1,000	$1,017,096
Golden State Tobacco Securitization Corp. Series 2018A 3.50%, 06/01/2036	1,175	1,196,592
Long Beach Unified School District Series 2019B 5.00%, 08/01/2021	7,565	7,565,000
Los Angeles Community College District/CA Series 2019B 5.00%, 08/01/2021	3,925	3,925,000
Los Angeles Unified School District/CA Series 2020A 5.00%, 07/01/2027	6,935	8,756,384
Sacramento County Water Financing Authority NATL Series 2007B 0.66% (LIBOR 1 Month + 0.57%), 06/01/2039(c)	5,000	4,994,777
State of California Series 2014 5.00%, 08/01/2022-05/01/2025	4,250	4,702,264
Series 2020 5.00%, 11/01/2026-11/01/2030	12,110	16,414,395
Series 2021 5.00%, 09/01/2023(b)	6,000	6,590,392
University of California Series 2022-S 5.00%, 05/15/2024-05/15/2036(b)	12,000	13,909,507

		98,107,243

Colorado – 3.5%
Centerra Metropolitan District No. 1 Series 2017 5.00%, 12/01/2029(a)	1,510	1,607,441
City & County of Denver CO Airport System Revenue (Denver Intl Airport) Series 2012A 5.00%, 11/15/2024-11/15/2025	13,395	14,218,900
Series 2018A 5.00%, 12/01/2028-12/01/2029	16,555	21,270,933
Colorado Health Facilities Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2041	2,600	3,483,979
Colorado Health Facilities Authority (CommonSpirit Health) Series 2019A 5.00%, 08/01/2032-08/01/2033	2,890	3,710,612
Colorado Health Facilities Authority (Sanford Obligated Group) Series 2019A 5.00%, 11/01/2033	1,525	1,988,856

	Principal Amount (000)	U.S. $ Value

Denver City & County School District No. 1 Series 2014B 5.00%, 12/01/2023	$4,730	$5,263,131
Denver Urban Renewal Authority (Stapleton Development Corp.) Series 2013A 5.00%, 12/01/2022	1,640	1,731,620
E-470 Public Highway Authority Series 2021B 0.384% (SOFR + 0.35%), 09/01/2039(c)	2,000	2,002,718
Sterling Ranch Community Authority Board (Sterling Ranch Colorado Metropolitan District No. 2) Series 2020A 3.75%, 12/01/2040	1,050	1,160,342
Vauxmont Metropolitan District AGM Series 2019 5.00%, 12/15/2024	260	298,143

		56,736,675

Connecticut – 3.0%
City of New Haven CT Series 2018A 5.50%, 08/01/2035	1,920	2,416,632
Connecticut State Health & Educational Facilities Authority (Yale University) Series 2020 1.10%, 07/01/2048	10,105	10,252,117
State of Connecticut Series 2013A 5.00%, 10/15/2024	5,035	5,574,820
Series 2014A 5.00%, 03/01/2028	2,230	2,502,960
Series 2014F 5.00%, 11/15/2026	1,275	1,472,507
Series 2015B 5.00%, 06/15/2025-06/15/2028	7,170	8,457,004
Series 2016A 5.00%, 03/15/2032	2,160	2,581,590
Series 2018B 5.00%, 04/15/2028	1,440	1,853,399
State of Connecticut Clean Water Fund - State Revolving Fund Series 2013A 5.00%, 03/01/2024	4,360	4,695,553
State of Connecticut Special Tax Revenue Series 2020 5.00%, 05/01/2035-05/01/2040	6,000	7,860,151

		47,666,733

District of Columbia – 1.2%
Metropolitan Washington Airports Authority Aviation Revenue Series 2018A 5.00%, 10/01/2025(d)	5,500	6,528,657
5.00%, 10/01/2026	3,065	3,744,941
Series 2021A 4.00%, 10/01/2038	2,500	3,075,613
5.00%, 10/01/2036	1,695	2,258,739

	Principal Amount (000)	U.S. $ Value

Washington Metropolitan Area Transit Authority Series 2021-A 4.00%, 07/15/2039	$2,450	$3,036,000

		18,643,950

Florida – 5.7%
Capital Trust Agency, Inc. (Franklin Academy Palm Beach Gardens/Franklin Academy Pembroke Pines K-12) Series 2020 4.00%, 12/15/2025(a)	300	330,245
Central Florida Expressway Authority Series 2019B 5.00%, 07/01/2032-07/01/2034	13,255	17,246,261
Citizens Property Insurance, Inc. Series 2012A 5.00%, 06/01/2022	7,315	7,610,603
City of Jacksonville FL Series 2012A 5.00%, 10/01/2023(d)	6,140	6,487,550
5.00%, 10/01/2026	4,050	4,279,247
City of South Miami Health Facilities Authority, Inc. (Baptist Health South Florida Obligated Group) Series 2017 5.00%, 08/15/2025	4,500	5,320,718
City of Tampa FL Water & Wastewater System Revenue Series 2011 5.00%, 10/01/2026	1,565	1,577,504
County of Broward FL Airport System Revenue Series 2019A 4.00%, 10/01/2044	1,000	1,168,156
Series 2019C 2.384%, 10/01/2026	2,600	2,764,358
County of Miami-Dade FL Series 2012A 5.00%, 10/01/2023	1,500	1,585,813
County of Miami-Dade FL (County of Miami-Dade FL Non-Ad Valorem) Series 2015A 5.00%, 06/01/2023-06/01/2027	18,500	20,978,299
County of Osceola FL Transportation Revenue Series 2020A Zero Coupon, 10/01/2030-10/01/2034	595	465,918
Florida Municipal Power Agency Series 2011B 5.00%, 10/01/2023	2,890	2,913,160
Series 2015B 5.00%, 10/01/2023	1,500	1,656,724
Series 2021 1.425%, 10/01/2026	500	506,184
Greater Orlando Aviation Authority Series 2017A 5.00%, 10/01/2029-10/01/2033	8,420	10,433,264

	Principal Amount (000)	U.S. $ Value

Mid-Bay Bridge Authority Series 2015A 5.00%, 10/01/2028	$1,000	$1,163,428
Palm Beach County Health Facilities Authority (Federation CCRC Operations Corp. Obligated Group) Series 2020 2.625%, 06/01/2025	375	387,093
Polk County Industrial Development Authority (Mineral Development LLC) Series 2020 5.875%, 01/01/2033(a)	1,000	1,287,241
State Board of Administration Finance Corp. Series 2020A 1.258%, 07/01/2025	2,205	2,242,318
1.705%, 07/01/2027	1,515	1,559,207

		91,963,291

Georgia – 2.1%
Augusta Development Authority (AU Health System Obligated Group) Series 2018 5.00%, 07/01/2034-07/01/2035	9,555	11,178,108
Cobb County Kennestone Hospital Authority (WellStar Health System Obligated Group) Series 2021 5.00%, 04/01/2025	1,650	1,926,531
Main Street Natural Gas, Inc. (Royal Bank of Canada) Series 2018A 4.00%, 04/01/2048	9,370	10,041,997
Series 2018C 4.00%, 08/01/2048	6,850	7,392,550
State of Georgia Series 2020A 5.00%, 08/01/2027	2,380	3,018,739

		33,557,925

Guam – 0.3%
Territory of Guam Series 2019 5.00%, 11/15/2031	155	182,331
Series 2021F 5.00%, 01/01/2028(b)	500	613,946
Territory of Guam (Territory of Guam Business Privilege Tax) Series 2015D 5.00%, 11/15/2023-11/15/2031	3,970	4,557,721

		5,353,998

Hawaii – 0.1%
City & County of Honolulu HI Series 2022-A 5.00%, 11/01/2026(b)	1,500	1,750,301

	Principal Amount (000)	U.S. $ Value

Illinois – 5.2%
Chicago Board of Education Series 2018A 5.00%, 12/01/2027	$1,200	$1,494,321
Series 2018C 5.00%, 12/01/2021	3,165	3,212,960
Series 2019A 5.00%, 12/01/2029-12/01/2030	525	680,750
Series 2019B 5.00%, 12/01/2030-12/01/2033	500	643,899
Chicago Housing Authority Series 2018A 5.00%, 01/01/2034-01/01/2038	3,500	4,204,390
5.00%, 01/01/2037(d)	5,260	6,291,445
Chicago O’Hare International Airport Series 2015B 5.00%, 01/01/2029	5,000	5,771,060
Series 2016C 5.00%, 01/01/2033	5,000	5,929,890
Series 2017B 5.00%, 01/01/2035	1,475	1,797,448
Chicago O’Hare International Airport (Chicago O’Hare International Airport Customer Facility Charge) Series 2013 5.25%, 01/01/2023	2,500	2,653,452
5.50%, 01/01/2025	2,250	2,404,223
Illinois Finance Authority (Ascension Health Credit Group) Series 2016C 5.00%, 02/15/2024	1,630	1,831,435
Illinois Finance Authority (Illinois Institute of Technology) Series 2019 5.00%, 09/01/2022-09/01/2034	800	967,889
Illinois Finance Authority (University of Chicago (The)) Series 2021A 5.00%, 10/01/2033-10/01/2037	7,000	10,372,876
Illinois State Toll Highway Authority Series 2020A 5.00%, 01/01/2040	1,080	1,425,080
State of Illinois Series 2013 5.00%, 07/01/2023	1,670	1,818,786
Series 2014 5.00%, 05/01/2030	4,180	4,661,625
Series 2017B 5.00%, 12/01/2024	5,050	5,802,634
Series 2017D 5.00%, 11/01/2021-11/01/2027	14,515	16,234,441
Series 2018A 5.00%, 10/01/2023	2,785	3,063,876
Series 2018B 5.00%, 10/01/2023	1,730	1,903,233

		83,165,713

	Principal Amount (000)	U.S. $ Value

Indiana – 1.5%
Indiana Finance Authority (Indiana University Health, Inc. Obligated Group) Series 2021 0.70%, 12/01/2046	$8,150	$8,189,344
Indiana Finance Authority (RES Polyflow Indiana LLC) Series 2019 7.00%, 03/01/2039(a)	2,380	2,309,730
Indiana Finance Authority CWA Authority, Inc. Series 2021 5.00%, 10/01/2032-10/01/2034	9,955	13,611,082

		24,110,156

Iowa – 1.0%
Iowa Finance Authority (Iowa Fertilizer Co. LLC) Series 2013B 5.25%, 12/01/2050	2,250	2,477,798
Iowa Higher Education Loan Authority (Simpson College) Series 2020 5.25%, 11/01/2040	2,275	2,571,192
Iowa Tobacco Settlement Authority Series 2021A 4.00%, 06/01/2034-06/01/2040	3,515	4,304,623
5.00%, 06/01/2031	900	1,231,118
Series 2021B 4.00%, 06/01/2049	2,000	2,361,046
PEFA, Inc. (Goldman Sachs Group, Inc. (The)) Series 2019 5.00%, 09/01/2049	2,360	2,853,143

		15,798,920

Kansas – 0.5%
Kansas Development Finance Authority (AdventHealth Obligated Group) Series 2021 5.00%, 11/15/2054	6,000	7,816,027

Kentucky – 3.1%
City of Ashland KY (Ashland Hospital Corp. Obligated Group) Series 2019 5.00%, 02/01/2026-02/01/2031	650	805,996
Kentucky Municipal Power Agency NATL Series 2015A 5.00%, 09/01/2022-09/01/2023	4,875	5,195,389
Kentucky Public Energy Authority (BP PLC) Series 2020A 4.00%, 12/01/2050	7,260	8,393,799
Kentucky Public Energy Authority (Morgan Stanley) Series 2018C 5.16%, 12/01/2049	20,000	21,739,778
Series 2019C 4.00%, 02/01/2050	9,015	10,738,120

	Principal Amount (000)	U.S. $ Value

Kentucky Turnpike Authority Series 2012A 5.00%, 07/01/2025	$2,275	$2,377,351

		49,250,433

Louisiana – 0.8%
Jefferson Sales Tax District AGM Series 2017B 5.00%, 12/01/2034	1,800	2,259,852
Parish of St. James LA (NuStar Logistics LP) Series 2020 5.85%, 08/01/2041(a)	340	391,385
6.10%, 06/01/2038-12/01/2040(a)	845	1,124,058
State of Louisiana Gasoline & Fuels Tax Revenue Series 2012A 5.00%, 05/01/2027(d)	6,225	6,451,739
5.00%, 05/01/2027	2,860	2,965,356

		13,192,390

Maryland – 3.9%
County of Baltimore MD Series 2021 4.00%, 03/23/2022	11,475	11,765,545
County of Montgomery MD Series 2019A 5.00%, 11/01/2026(d)	5,925	7,343,540
County of Prince George’s MD Series 2021A 5.00%, 07/01/2027	13,290	16,798,144
Maryland Health & Higher Educational Facilities Authority (Stevenson University, Inc.) Series 2021 4.00%, 06/01/2039	500	599,441
State of Maryland Series 2016 5.00%, 06/01/2022	13,990	14,564,921
Series 2017B 5.00%, 08/01/2024(d)	5,790	6,632,857
Washington Suburban Sanitary Commission Series 2020 5.00%, 12/01/2022	4,140	4,410,114

		62,114,562

Massachusetts – 2.4%
Commonwealth of Massachusetts
Series 2020B 5.00%, 07/01/2024	7,380	8,418,968
AGC Series 2007A 0.688% (LIBOR 1 Month + 0.57%), 05/01/2037(c)	3,275	3,261,054

	Principal Amount (000)	U.S. $ Value

Massachusetts Clean Water Trust (The) (Broad Institute, Inc. (The)) Series 20212 4.00%, 02/01/2023	$1,645	$1,741,421
Massachusetts Clean Water Trust (The) (Massachusetts Water Pollution Abatement Trust (The) SRF) Series 2006 2.164%, 08/01/2022	3,240	3,321,580
2.165%, 08/01/2023	2,275	2,386,784
Massachusetts Development Finance Agency (Broad Institute, Inc. (The)) Series 2017 5.00%, 04/01/2028	1,655	2,089,758
Massachusetts Port Authority Series 2021E 5.00%, 07/01/2037-07/01/2039	11,280	14,868,120
Massachusetts School Building Authority (Massachusetts School Building Authority Sales Tax) Series 2012A 5.00%, 08/15/2023	2,475	2,600,333

		38,688,018

Michigan – 2.1%
City of Detroit MI Series 2018 5.00%, 04/01/2035-04/01/2036	1,055	1,256,185
City of Detroit MI Sewage Disposal System Revenue (Great Lakes Water Authority Sewage Disposal System Revenue) AGM Series 2006D 0.697% (LIBOR 1 Month + 0.60%), 07/01/2032(c)	2,605	2,611,339
Michigan Finance Authority (City of Detroit MI) Series 2016C 5.00%, 04/01/2026-04/01/2027	2,735	3,344,676
Michigan Finance Authority (Great Lakes Water Authority Water Supply System Revenue) AGM Series 2014D2 5.00%, 07/01/2024	10,545	11,963,449
Michigan Finance Authority (Henry Ford Health System Obligated Group) Series 2016 5.00%, 11/15/2031	1,785	2,175,286
Michigan Strategic Fund (Michigan Strategic Fund - I 75 Improvement Project) Series 2018 5.00%, 12/31/2028-06/30/2029	9,090	11,606,097

		32,957,032

	Principal Amount (000)	U.S. $ Value

Minnesota – 0.2%
City of Minneapolis MN/St. Paul Housing & Redevelopment Authority (Allina Health Obligated Group) NATL Series 1998 0.12%, 08/01/2028(e)	$25	$24,875
County of Hennepin MN Series 2020B 5.00%, 12/01/2026	2,035	2,525,125

		2,550,000

Mississippi – 0.1%
Mississippi Hospital Equipment & Facilities Authority (Baptist Memorial Health Care Obligated Group) Series 2016A 5.00%, 09/01/2036	1,500	1,790,169

Missouri – 0.8%
Howard Bend Levee District Series 2005 5.75%, 03/01/2025-03/01/2027	255	290,780
Lee’s Summit Industrial Development Authority (John Knox Village Obligated Group) Series 2016A 5.00%, 08/15/2036	1,675	1,853,705
Missouri State Environmental Improvement & Energy Resources Authority (Missouri Environmental Improvement & Energy Resources Auth State Revolving Funds) Series 2020A 5.00%, 01/01/2023	9,785	10,458,953

		12,603,438

Montana – 0.2%
Montana Facility Finance Authority (Benefis Health System Obligated Group) Series 2016 5.00%, 02/15/2031-02/15/2033	3,275	3,940,957

Nebraska – 1.0%
Central Plains Energy Project (Goldman Sachs Group, Inc. (The)) Series 2018 5.00%, 03/01/2050	15,000	16,589,919

Nevada – 2.0%
City of Sparks NV (City of Sparks NV Sales Tax) Series 2019A 2.50%, 06/15/2024(a)	360	366,842
Clark County School District Series 2021-A 4.00%, 06/15/2034	10,085	12,407,122
5.00%, 06/15/2027-06/15/2028	8,780	11,126,412

	Principal Amount (000)	U.S. $ Value

State of Nevada Department of Business & Industry Series 2021 0.25%, 01/01/2050(a)	$1,000	$1,000,181
Tahoe-Douglas Visitors Authority Series 2020 4.00%, 07/01/2027	1,200	1,353,344
5.00%, 07/01/2029-07/01/2035	5,465	6,608,317

		32,862,218

New Hampshire – 0.1%
New Hampshire Business Finance Authority (New Hampshire Business Finance Authority) Series 20201 4.125%, 01/20/2034	1,524	1,852,800

New Jersey – 5.5%
New Jersey Economic Development Authority (New Jersey Economic Development Authority State Lease) Series 2014P 5.00%, 06/15/2029	1,150	1,296,185
New Jersey Economic Development Authority (Port Newark Container Terminal LLC) Series 2017 5.00%, 10/01/2026-10/01/2027	3,810	4,597,951
New Jersey Economic Development Authority (United Airlines, Inc.) Series 2012 5.25%, 09/15/2029	1,365	1,439,877
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Fed Hwy Grant) Series 2016 5.00%, 06/15/2029	4,390	5,230,912
Series 2018A 5.00%, 06/15/2028-06/15/2029	21,670	25,845,768
New Jersey Transportation Trust Fund Authority (New Jersey Transportation Trust Fund Authority State Lease) Series 2014C 5.25%, 06/15/2032	2,960	3,421,444
Series 2020A 5.00%, 06/15/2036	1,140	1,481,511
New Jersey Turnpike Authority Series 2013A 5.00%, 01/01/2023(Pre-refunded/ETM)	1,600	1,711,233
Series 2013A 5.00%, 01/01/2023	200	213,451
Series 2014A 5.00%, 01/01/2028	4,785	5,433,135
Series 2014C 5.00%, 01/01/2023	1,590	1,696,934
Series 2017A 5.00%, 01/01/2033	7,300	8,929,145
Series 2020D 5.00%, 01/01/2028	4,375	5,294,437
Series 2021B 0.897%, 01/01/2025	1,000	1,005,265
1.713%, 01/01/2029	1,350	1,367,115

	Principal Amount (000)	U.S. $ Value

State of New Jersey Series 2020 5.00%, 06/01/2029	$10,000	$13,174,524
Tobacco Settlement Financing Corp./NJ Series 2018A 5.00%, 06/01/2030	4,750	6,010,823

		88,149,710

New York – 8.6%
City of New York NY Series 2011A 5.00%, 08/01/2023 (Pre-refunded/ETM)	1,030	1,030,000
5.00%, 08/01/2023	3,220	3,231,969
Series 2014J 5.00%, 08/01/2021	6,100	6,100,000
Series 2020A 5.00%, 08/01/2026	3,940	4,836,010
Series 2020B 5.00%, 11/01/2027	3,000	3,812,973
Series 2020C 5.00%, 08/01/2028-08/01/2033	6,920	9,085,210
Series 2021D 1.396%, 08/01/2027	3,150	3,179,125
Series 2021F 5.00%, 06/01/2044	2,500	2,928,866
County of Monroe NY Series 2021 5.00%, 06/01/2028	4,070	5,249,364
Metropolitan Transportation Authority Series 2012C 5.00%, 11/15/2024-11/15/2025	9,065	9,639,375
Series 2012F 5.00%, 11/15/2026	3,635	3,842,456
Series 2013A 5.00%, 11/15/2026	2,300	2,499,451
Series 2013E 5.00%, 11/15/2025	8,510	9,462,865
Series 2016A 5.00%, 11/15/2024	1,130	1,298,089
Series 2016B 5.00%, 11/15/2027	1,370	1,669,226
Series 2017B 5.00%, 11/15/2023-11/15/2026	3,600	4,205,124
Series 2017C 5.00%, 11/15/2026-11/15/2028	4,020	5,020,887
Series 2020-E 4.00%, 11/15/2026	1,000	1,172,407
5.00%, 11/15/2028	4,000	5,134,723
Series 2020A 5.00%, 11/15/2045	5,120	6,732,246
Series 2021D 0.364% (SOFR + 0.33%), 11/01/2035(c)	2,200	2,201,116

	Principal Amount (000)	U.S. $ Value

New York City Transitional Finance Authority Future Tax Secured Revenue Series 2012B 5.00%, 11/01/2026(d)	$6,830	$7,246,008
Series 2021 5.00%, 11/01/2031	1,000	1,373,686
New York State Dormitory Authority (State of New York Pers Income Tax) Series 2014A 5.00%, 02/15/2028(d)	6,565	7,349,608
Series 2021 2.202%, 03/15/2034	2,000	2,060,816
2.252%, 03/15/2032	2,000	2,056,265
Series 2021-A 4.00%, 03/15/2040	2,000	2,432,274
5.00%, 03/15/2025	2,225	2,609,060
New York Transportation Development Corp. (Delta Air Lines, Inc.) Series 2018 5.00%, 01/01/2027-01/01/2029	9,255	11,484,648
Series 2020 4.00%, 10/01/2030	1,500	1,819,192
New York Transportation Development Corp. (Laguardia Gateway Partners LLC) Series 2016A 5.00%, 07/01/2046	345	387,899
Triborough Bridge & Tunnel Authority (Metropolitan Transportation Authority Payroll Mobility Tax Revenue) Series 2021A 2.00%, 05/15/2045	2,945	3,160,144
2.591%, 05/15/2036	2,000	2,070,530
2.917%, 05/15/2040	1,000	1,031,177

		137,412,789

North Carolina – 0.5%
State of North Carolina (State of North Carolina Fed Hwy Grant) Series 2015 5.00%, 03/01/2026	6,710	7,789,215

North Dakota – 0.1%
County of Grand Forks ND (Red River Biorefinery LLC) Series 2021 6.625%, 12/15/2031(a)	425	438,469
7.00%, 12/15/2043(a)	440	454,428

		892,897

Ohio – 2.1%
American Municipal Power, Inc. Series 2016A 5.00%, 02/15/2036	5,000	5,933,627
Buckeye Tobacco Settlement Financing Authority Series 2020A 4.00%, 06/01/2039	1,000	1,200,880

	Principal Amount (000)	U.S. $ Value

City of Chillicothe OH (Adena Health System Obligated Group) Series 2017 5.00%, 12/01/2037	$3,385	$4,119,795
City of Cleveland OH Airport System Revenue AGM Series 2016B 5.00%, 01/01/2023-01/01/2024	2,585	2,813,773
City of Cleveland OH Income Tax Revenue Series 2017B-1 5.00%, 10/01/2027-10/01/2030	7,585	9,558,914
Series 2017B-2 5.00%, 10/01/2029	1,485	1,898,396
County of Cuyahoga OH (MetroHealth System (The)) Series 2017 5.00%, 02/15/2037	5,600	6,597,017
Ohio Air Quality Development Authority (Energy Harbor Nuclear Generation LLC) Series 2009A 4.375%, 06/01/2033	235	240,641
Ohio Water Development Authority Water Pollution Control Loan Fund (Energy Harbor Nuclear Generation LLC) Series 2016A 4.375%, 06/01/2033	420	430,083
Series 2016B 4.375%, 06/01/2033	825	844,805

		33,637,931

Oklahoma – 0.1%
Oklahoma Development Finance Authority (Gilcrease Expressway West) Series 2020 1.625%, 07/06/2023	500	505,403
Oklahoma Municipal Power Authority Series 2019A 5.00%, 01/01/2022	1,140	1,162,937

		1,668,340

Oregon – 0.5%
Deschutes County Hospital Facilities Authority (St. Charles Health System, Inc.) Series 2016A 4.00%, 01/01/2033	1,000	1,123,153
Tri-County Metropolitan Transportation District of Oregon Series 2011A 5.00%, 10/01/2025	4,605	4,641,412
Series 2018A 5.00%, 10/01/2029	1,910	2,392,287

		8,156,852

Other – 1.2%
Federal Home Loan Mortgage Corp. Enhanced Receipt Series 2019B 3.87%, 11/15/2035(a)	12,363	14,551,262

	Principal Amount (000)	U.S. $ Value

Federal Home Loan Mortgage Corp. Multifamily VRD Certificates 2.65%, 06/15/2036(a)	$3,835	$4,176,396

		18,727,658

Pennsylvania – 4.2%
Bucks County Industrial Development Authority (Grand View Hospital/Sellersville PA Obligated Group) Series 2021 5.00%, 07/01/2032-07/01/2035	4,500	5,797,145
City of Philadelphia PA Series 2017 5.00%, 08/01/2028	12,990	16,312,912
City of Philadelphia PA Water & Wastewater Revenue Series 2017A 5.00%, 10/01/2032-10/01/2033	2,135	2,682,326
Montgomery County Higher Education and Health Authority (Thomas Jefferson University Obligated Group) Series 2018 5.00%, 09/01/2034	1,500	1,889,165
Moon Industrial Development Authority (Baptist Homes Society) Series 2015 5.125%, 07/01/2025	1,690	1,840,451
Pennsylvania Higher Educational Facilities Authority (University of Pennsylvania Health System Obligated Group (The)) Series 2022 4.00%, 08/15/2042(b)	2,000	2,315,276
Pennsylvania Turnpike Commission Series 2017B 5.00%, 06/01/2034-06/01/2036	7,580	9,260,642
Series 2017S 5.00%, 12/01/2028-12/01/2029	3,005	3,800,079
Series 2019 5.00%, 12/01/2023	4,250	4,731,141
Series 2021-B 4.00%, 12/01/2039	2,000	2,445,757
5.00%, 12/01/2034-12/01/2035	2,850	3,835,211
Philadelphia Authority for Industrial Development (MaST Community Charter School III) Series 2021 5.00%, 08/01/2040	1,000	1,240,292
School District of Philadelphia (The) Series 2016F 5.00%, 09/01/2034	5,000	6,027,397
State Public School Building Authority Series 2012 5.00%, 04/01/2023-04/01/2026	5,150	5,318,482

		67,496,276

	Principal Amount (000)	U.S. $ Value

Puerto Rico – 0.3%
Puerto Rico Electric Power Authority
AGM Series 2007V 5.25%, 07/01/2031	$970	$1,138,709
Puerto Rico Highway & Transportation Authority
AGC Series 2005L 5.25%, 07/01/2041	790	905,834
AGC Series 2007N 5.25%, 07/01/2034-07/01/2036	2,105	2,362,110
AGM Series 2007C 5.25%, 07/01/2036	100	112,643
Puerto Rico Public Buildings Authority (Commonwealth of Puerto Rico) NATL Series 2007 6.00%, 07/01/2025	100	111,793
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Series 2018A Zero Coupon, 07/01/2024	1,024	985,954

		5,617,043

South Carolina – 0.9%
Renewable Water Resources Series 2012 5.00%, 01/01/2024	2,570	2,622,286
South Carolina Jobs-Economic Development Authority (Last Step Recycling LLC) Series 2021 6.25%, 06/01/2040(a)	1,000	1,052,693
South Carolina Public Service Authority Series 2016A 5.00%, 12/01/2034-12/01/2036	2,535	3,032,456
Series 2016B 5.00%, 12/01/2037	5,040	6,114,679
Series 2016C 5.00%, 12/01/2035	930	1,130,545

		13,952,659

Tennessee – 0.2%
Bristol Industrial Development Board (Bristol Industrial Development Board Sales Tax) Series 2016A 5.00%, 12/01/2035(a)	1,410	1,407,045
Metropolitan Government of Nashville & Davidson County TN Series 2012 5.00%, 07/01/2023	2,385	2,492,085

		3,899,130

Texas – 8.1%
Austin Independent School District Series 2021 5.00%, 08/01/2022(b)	4,880	5,105,701
Birdville Independent School District Series 2015B 5.00%, 02/15/2022	3,825	3,926,306

	Principal Amount (000)	U.S. $ Value

Central Texas Regional Mobility Authority Series 2021B 5.00%, 01/01/2030-01/01/2039	$7,400	$9,801,944
Series 2021C 5.00%, 01/01/2027	5,000	5,938,864
City of Houston TX Airport System Revenue Series 2021A 4.00%, 07/01/2035-07/01/2037	2,185	2,665,008
5.00%, 07/01/2028-07/01/2033	4,905	6,495,867
City of Houston TX Airport System Revenue (United Airlines, Inc.) Series 2014 5.00%, 07/01/2029	2,465	2,714,828
City of Houston TX Combined Utility System Revenue Series 2014C 5.00%, 05/15/2024	1,100	1,248,388
Series 2020C 5.00%, 11/15/2022	4,330	4,603,676
City of San Antonio TX Electric & Gas Systems Revenue Series 2021A 5.00%, 02/01/2038-02/01/2040	6,220	8,219,375
Dallas Area Rapid Transit (Dallas Area Rapid Transit Sales Tax) Series 2020B 5.00%, 12/01/2021-12/01/2023	6,425	6,978,109
Fort Worth Independent School District Series 2021A 5.00%, 02/15/2026-02/15/2027	5,250	6,421,586
Harris County Cultural Education Facilities Finance Corp. (Texas Children’s Hospital Obligated Group) Series 2021 4.00%, 10/01/2041	2,000	2,456,404
Lewisville Independent School District Series 2020 5.00%, 08/15/2023-08/15/2024	4,725	5,302,412
New Hope Cultural Education Facilities Finance Corp. (Westminster Manor) Series 2016 5.00%, 11/01/2031	1,000	1,139,439
North Texas Tollway Authority Series 2011D 5.25%, 09/01/2026	3,625	3,639,397
North Texas Tollway Authority (North Texas Tollway System) Series 2017A 5.00%, 01/01/2038	3,000	3,199,553
Series 2021B 4.00%, 01/01/2032	1,080	1,348,553
Port Beaumont Navigation District (Jefferson Railport Terminal II LLC) Series 2020 3.625%, 01/01/2035(a)	240	248,491

	Principal Amount (000)	U.S. $ Value

San Antonio Water System Series 2021A 5.00%, 05/15/2028-05/15/2037	$9,505	$12,741,412
Spring Independent School District Series 2021 5.00%, 08/15/2027	1,430	1,798,320
State of Texas Series 2021-B 5.00%, 08/01/2028	2,340	2,997,529
Series 2021A 4.00%, 08/01/2025	2,355	2,685,673
5.00%, 08/01/2026-08/01/2029	7,970	9,910,637
Tarrant County Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community, Inc.) Series 2015I 5.25%, 11/15/2035(f) (g)	900	495,000
Tarrant County Cultural Education Facilities Finance Corp. (CHRISTUS Health Obligated Group) Series 2018A 5.00%, 07/01/2030-07/01/2031	13,405	17,045,342
Tarrant County Cultural Education Facilities Finance Corp. (Edgemere Retirement Senior Quality Lifestyles Corp.) Series 2015A 5.00%, 11/15/2025	1,105	1,122,457

		130,250,271

Utah – 0.3%
City of Salt Lake City UT Airport Revenue Series 2021-A 5.00%, 07/01/2033(b)	4,000	5,331,090

Virginia – 0.1%
Fairfax County Economic Development Authority (County of Fairfax VA Lease) Series 2020 5.00%, 08/01/2022-08/01/2033	1,255	1,569,785

Washington – 5.3%
Central Puget Sound Regional Transit Authority Series 2012P 5.00%, 02/01/2023-02/01/2025	7,815	8,002,709
City of Seattle WA Municipal Light & Power Revenue Series 2021A 4.00%, 07/01/2033-07/01/2035	4,080	5,168,850
City of Seattle WA Water System Revenue Series 2017 5.00%, 08/01/2023	4,020	4,415,544
Port of Seattle WA Series 2013 5.00%, 07/01/2024	4,820	5,244,458
Series 2019 5.00%, 04/01/2033-04/01/2034	3,000	3,783,125
Series 2021 4.00%, 08/01/2040	2,000	2,417,157
5.00%, 08/01/2022-08/01/2023	10,285	10,862,355

	Principal Amount (000)	U.S. $ Value

State of Washington Series 2015R 5.00%, 07/01/2026(d)	$13,325	$15,453,702
Series 2021-D 5.00%, 07/01/2029	4,380	5,812,649
Series 2021-F 5.00%, 06/01/2029	3,165	4,192,282
Series 2021R 5.00%, 08/01/2022	15,880	16,658,574
Washington State Convention Center Public Facilities District (Washington State Convention Center Public Facilities District Hotel Occupancy Tax) Series 2021 4.00%, 07/01/2031	1,600	1,909,181
Washington State Housing Finance Commission Series 2021-A 3.50%, 12/20/2035	998	1,177,680
Series 2021-1 0.725%, 12/20/2035	998	62,754

		85,161,020

West Virginia – 0.2%
Tobacco Settlement Finance Authority/WV Series 2020 4.875%, 06/01/2049	2,600	2,726,565
West Virginia Economic Development Authority (Arch Resources, Inc.) Series 2021 4.125%, 07/01/2045	265	282,842

		3,009,407

Wisconsin – 2.2%
State of Wisconsin Series 20212 5.00%, 05/01/2026-05/01/2029	11,850	15,054,918
UMA Education, Inc. Series 2019 5.00%, 10/01/2022-10/01/2029(a)	2,535	3,010,843
Wisconsin Department of Transportation Series 2013-1 5.00%, 07/01/2023(d)	5,500	6,009,829
5.00%, 07/01/2024	6,500	7,105,443
Wisconsin Public Finance Authority (Appalachian Regional Healthcare System Obligated Group) Series 2021 5.00%, 07/01/2035-07/01/2040	1,975	2,560,398
Wisconsin Public Finance Authority (Renown Regional Medical Center) Series 2020 4.00%, 06/01/2035	1,220	1,472,883

		35,214,314

Total Long-Term Municipal Bonds (cost $1,387,600,658)		1,459,763,811

	Principal Amount (000)	U.S. $ Value

Short-Term Municipal Notes – 2.3%
District of Columbia – 0.1%
District of Columbia (Carnegie Endowment for International Peace) Series 2010 0.02%, 11/01/2045(h)	$2,500	$2,500,000

Florida – 0.1%
Halifax Hospital Medical Center (Halifax Hospital Medical Center Obligated Group) Series 2008 0.02%, 06/01/2048(h)	1,685	1,685,000

Illinois – 0.2%
Illinois Development Finance Authority (North Park University) Series 2016 0.02%, 10/01/2029(h)	2,815	2,815,000
Illinois Finance Authority (Latin School of Chicago (The)) Series 2005B 0.02%, 08/01/2035(h)	1,300	1,300,000

		4,115,000

Maryland – 0.1%
Maryland Health & Higher Educational Facilities Authority (Luminis Health Obligated Group) Series 2011 0.02%, 07/01/2043(h)	1,250	1,250,000

Massachusetts – 0.1%
City of Quincy MA Series 2021 1.50%, 01/14/2022	1,330	1,338,651

New York – 0.1%
New York City Health and Hospitals Corp. Series 2008B 0.02%, 02/15/2031(h)	1,000	1,000,000

South Carolina – 0.7%
Beaufort County School District/SC Series 2021A 5.00%, 03/01/2022	7,355	7,565,167
South Carolina Association of Governmental Organizations (South Carolina Association of Governmental Organizations COP) Series 2021A 3.00%, 03/01/2022	2,960	3,010,804

		10,575,971

Texas – 0.9%
County of Collin TX Series 2021 5.00%, 02/15/2022(b)	5,500	5,645,669

	Principal Amount (000)	U.S. $ Value

State of Texas Series 2020 4.00%, 08/26/2021	$9,295	$9,319,584

		14,965,253

Total Short-Term Municipal Notes (cost $37,426,146)		37,429,875

Total Municipal Obligations (cost $1,425,026,804)		1,497,193,686

CORPORATES - INVESTMENT GRADE – 0.5%
Industrial – 0.5%
Consumer Non-Cyclical – 0.4%
Baylor Scott & White Holdings Series 2021 0.827%, 11/15/2025	1,000	988,610
1.777%, 11/15/2030	1,000	997,460
Ochsner LSU Health System of North Louisiana Series 2021 2.51%, 05/15/2031	2,300	2,332,177
Sutter Health Series 20A 3.161%, 08/15/2040	1,000	1,075,980

		5,394,227

Services – 0.1%
Hackensack Meridian Health, Inc. Series 2020 2.675%, 09/01/2041	1,790	1,812,160

Total Corporates - Investment Grade (cost $7,057,340)		7,206,387

GOVERNMENTS - TREASURIES – 0.3%
United States – 0.3%
U.S. Treasury Notes 2.625%, 02/15/2029(d) (cost $4,999,204)	5,000	5,565,625

COLLATERALIZED MORTGAGE OBLIGATIONS – 0.1%
Risk Share Floating Rate – 0.1%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes Series 2013-DN2, Class M2 4.339% (LIBOR 1 Month + 4.25%), 11/25/2023(c)	143	147,047
Series 2014-DN3, Class M3 4.089% (LIBOR 1 Month + 4.00%), 08/25/2024(c)	65	66,700
Series 2014-HQ2, Class M3 3.839% (LIBOR 1 Month + 3.75%), 09/25/2024(c)	167	170,243
Series 2016-DNA4, Class M3 3.889% (LIBOR 1 Month + 3.80%), 03/25/2029(c)	233	241,635
Series 2017-DNA3, Class M2 2.589% (LIBOR 1 Month + 2.50%), 03/25/2030(c)	270	275,801

	Principal Amount (000)	U.S. $ Value

Federal National Mortgage Association Connecticut Avenue Securities Series 2014-C03, Class 2M2 2.989% (LIBOR 1 Month + 2.90%), 07/25/2024(c)	$107	$108,370
Series 2015-C02, Class 1M2 4.089% (LIBOR 1 Month + 4.00%), 05/25/2025(c)	101	102,605
Series 2016-C03, Class 2M2 5.989% (LIBOR 1 Month + 5.90%), 10/25/2028(c)	174	183,553
Series 2017-C01, Class 1M2 3.639% (LIBOR 1 Month + 3.55%), 07/25/2029(c)	307	317,981
Series 2017-C02, Class 2M2 3.739% (LIBOR 1 Month + 3.65%), 09/25/2029(c)	147	151,725
Series 2017-C03, Class 1M2 3.089% (LIBOR 1 Month + 3.00%), 10/25/2029(c)	444	456,329

Total Collateralized Mortgage Obligations (cost $2,085,108)		2,221,989

CORPORATES - NON-INVESTMENT GRADE – 0.1%
Industrial – 0.1%
Transportation - Airlines – 0.1%
American Airlines, Inc./AAdvantage Loyalty IP Ltd. 5.50%, 04/20/2026(a)	650	680,076
5.75%, 04/20/2029(a)	575	621,719
United Airlines, Inc. 4.375%, 04/15/2026(a)	600	617,250
4.625%, 04/15/2029(a)	275	282,972

Total Corporates - Non-Investment Grade (cost $2,100,000)		2,202,017

COMMERCIAL MORTGAGE-BACKED SECURITY – 0.1%
Agency CMBS – 0.1%
Federal Home Loan Mortgage Corp. Series 2021-ML10, Class ACA 2.046%, 06/25/2038 (cost $1,038,998)	999	1,050,773

SHORT-TERM INVESTMENTS – 7.9%
U.S. Treasury Bills – 4.7%
U.S. Treasury Bill Zero Coupon, 08/05/2021-09/09/2021 (cost $74,998,118)	75,000	74,998,025

	Shares	U.S. $ Value

Investment Companies – 2.8%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 0.01%(i) (j) (k) (cost $44,252,271)	44,252,271	$44,252,271

	Principal Amount (000)

Commercial Paper – 0.4%
City of San Antonio Tx Series A 0.14%, 10/19/2021 (cost $5,600,000)	$5,600	5,600,621

Total Short-Term Investments (cost $124,850,389)		124,850,917

Total Investments – 102.2% (cost $1,567,157,843)(l)		1,640,291,394
Other assets less liabilities – (2.2)%		(34,586,307)

Net Assets – 100.0%		$1,605,705,087

CENTRALLY CLEARED INFLATION (CPI) SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	15,000	04/29/2024	2.765%	CPI#	Maturity	$278,966	$—	$278,966
USD	5,345	01/15/2025	2.565%	CPI#	Maturity	160,052	—	160,052
USD	2,673	01/15/2025	2.585%	CPI#	Maturity	77,764	—	77,764
USD	2,672	01/15/2025	2.613%	CPI#	Maturity	74,602	—	74,602
USD	10,000	04/01/2026	2.508%	CPI#	Maturity	303,845	—	303,845
USD	19,310	01/15/2028	1.230%	CPI#	Maturity	2,481,444	—	2,481,444
USD	14,770	01/15/2028	0.735%	CPI#	Maturity	2,494,232	—	2,494,232
USD	12,000	08/29/2029	1.748%	CPI#	Maturity	1,205,667	—	1,205,667
USD	15,000	12/23/2029	1.979%	CPI#	Maturity	1,130,603	—	1,130,603
USD	4,825	01/15/2030	1.572%	CPI#	Maturity	571,266	—	571,266
USD	4,825	01/15/2030	1.587%	CPI#	Maturity	563,569	—	563,569
USD	1,670	01/15/2030	1.714%	CPI#	Maturity	172,362	—	172,362
USD	1,670	01/15/2030	1.731%	CPI#	Maturity	169,304	—	169,304
USD	15,000	12/02/2035	2.074%	CPI#	Maturity	1,349,896	—	1,349,896
USD	25,000	04/01/2036	2.438%	CPI#	Maturity	585,832	—	585,832
USD	32,000	04/29/2036	2.503%	CPI#	Maturity	321,567	—	321,567
USD	10,000	05/01/2036	2.510%	CPI#	Maturity	85,878	—	85,878
USD	30,000	08/03/2036	2.488%	CPI#	Maturity	—	—	—
USD	4,088	02/15/2041	CPI#	2.500%	Maturity	(13,727)	—	(13,727)
USD	4,022	02/15/2041	CPI#	2.505%	Maturity	(8,576)	—	(8,576)
USD	1,650	02/15/2041	CPI#	2.553%	Maturity	15,990	—	15,990

						$12,020,536	$—	$12,020,536

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

CENTRALLY CLEARED INTEREST RATE SWAPS

			Rate Type
Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
USD	30,000	07/22/2023	0.275%	3 Month LIBOR	Semi-Annual/ Quarterly	$(6,067)	$—	$(6,067)
USD	32,000	09/10/2024	3 Month LIBOR	1.341%	Quarterly/ Semi-Annual	1,006,923	—	1,006,923
USD	15,000	07/10/2031	1.227%	3 Month LIBOR	Semi-Annual/ Quarterly	84,216	—	84,216
USD	30,000	07/22/2036	1.440%	3 Month LIBOR	Semi-Annual/ Quarterly	300,241	—	300,241

						$1,385,313	$—	$1,385,313

CREDIT DEFAULT SWAPS

Swap Counterparty & Referenced Obligation	Fixed Rate (Pay) Receive	Payment Frequency	Implied Credit Spread at July 31, 2021	Notional Amount (000)		Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Sale Contracts
Citigroup Global Markets, Inc.
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00%	Monthly	10.00%	USD	69	$(18,203)	$(6,632)	$(11,571)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	598	(157,762)	(74,158)	(83,604)
Credit Suisse International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	471	(124,218)	(45,747)	(78,471)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	708	(186,782)	(67,000)	(119,782)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	38	(10,025)	(3,686)	(6,339)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	1,216	(320,802)	(145,273)	(175,529)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	40	(10,553)	(4,811)	(5,742)
Goldman Sachs International
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	614	(161,983)	(56,398)	(105,585)
CDX-CMBX.NA.BBB- Series 6, 05/11/2063*	3.00	Monthly	10.00	USD	231	(60,942)	(28,527)	(32,415)

						$(1,051,270)	$(432,232)	$(619,038)

*	Termination date

INFLATION (CPI) SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Bank of America, NA	USD	25,000	02/02/2032	2.403%	CPI#	Maturity	$391,840	$—	$391,840
Barclays Bank PLC	USD	14,000	04/03/2022	2.663%	CPI#	Maturity	(1,261,728)	—	(1,261,728)
Barclays Bank PLC	USD	16,700	10/05/2022	2.765%	CPI#	Maturity	(1,544,937)	—	(1,544,937)
Barclays Bank PLC	USD	25,000	08/07/2024	2.573%	CPI#	Maturity	(1,351,689)	—	(1,351,689)
Barclays Bank PLC	USD	19,000	05/05/2025	2.125%	CPI#	Maturity	656,301	—	656,301
Barclays Bank PLC	USD	5,400	03/06/2027	2.695%	CPI#	Maturity	(595,321)	—	(595,321)
Barclays Bank PLC	USD	20,000	06/06/2032	2.145%	CPI#	Maturity	1,278,089	—	1,278,089
Barclays Bank PLC	USD	14,000	09/01/2032	2.128%	CPI#	Maturity	990,803	—	990,803
Barclays Bank PLC	USD	22,000	08/29/2033	2.368%	CPI#	Maturity	442,109	—	442,109
Citibank, NA	USD	9,000	06/29/2022	2.398%	CPI#	Maturity	(529,575)	—	(529,575)
Citibank, NA	USD	5,400	07/19/2022	2.400%	CPI#	Maturity	(303,322)	—	(303,322)
Citibank, NA	USD	4,000	08/10/2022	2.550%	CPI#	Maturity	(285,784)	—	(285,784)
Citibank, NA	USD	15,500	12/07/2022	2.748%	CPI#	Maturity	(1,497,185)	—	(1,497,185)
Citibank, NA	USD	47,000	05/24/2023	2.533%	CPI#	Maturity	(2,960,410)	—	(2,960,410)
Citibank, NA	USD	30,000	10/29/2023	2.524%	CPI#	Maturity	(1,573,289)	—	(1,573,289)
Citibank, NA	USD	30,000	09/19/2024	2.070%	CPI#	Maturity	1,447,430	—	1,447,430
Citibank, NA	USD	25,000	07/03/2025	2.351%	CPI#	Maturity	561,539	—	561,539
Citibank, NA	USD	15,800	02/08/2028	2.940%	CPI#	Maturity	(2,419,851)	—	(2,419,851)
Citibank, NA	USD	12,000	11/05/2033	2.273%	CPI#	Maturity	474,124	—	474,124
Deutsche Bank AG	USD	9,800	09/07/2021	2.400%	CPI#	Maturity	(625,602)	—	(625,602)
Deutsche Bank AG	USD	25,000	09/02/2025	1.880%	CPI#	Maturity	1,490,975	—	1,490,975
JPMorgan Chase Bank, NA	USD	19,000	08/17/2022	2.523%	CPI#	Maturity	(1,272,770)	—	(1,272,770)
JPMorgan Chase Bank, NA	USD	1,400	06/30/2026	2.890%	CPI#	Maturity	(222,089)	—	(222,089)
JPMorgan Chase Bank, NA	USD	3,300	07/21/2026	2.935%	CPI#	Maturity	(561,811)	—	(561,811)
JPMorgan Chase Bank, NA	USD	2,400	10/03/2026	2.485%	CPI#	Maturity	(171,397)	—	(171,397)
JPMorgan Chase Bank, NA	USD	5,400	11/14/2026	2.488%	CPI#	Maturity	(394,132)	—	(394,132)
JPMorgan Chase Bank, NA	USD	4,850	12/23/2026	2.484%	CPI#	Maturity	(337,351)	—	(337,351)
JPMorgan Chase Bank, NA	USD	13,000	03/01/2027	2.279%	CPI#	Maturity	413,821	—	413,821
JPMorgan Chase Bank, NA	USD	21,350	02/20/2028	2.899%	CPI#	Maturity	(3,063,098)	—	(3,063,098)
JPMorgan Chase Bank, NA	USD	12,000	03/26/2028	2.880%	CPI#	Maturity	(1,650,661)	—	(1,650,661)
JPMorgan Chase Bank, NA	USD	10,000	07/03/2028	2.356%	CPI#	Maturity	263,488	—	263,488
JPMorgan Chase Bank, NA	USD	25,000	11/05/2028	2.234%	CPI#	Maturity	1,038,766	—	1,038,766
JPMorgan Chase Bank, NA	USD	18,000	04/17/2030	2.378%	CPI#	Maturity	363,918	—	363,918
JPMorgan Chase Bank, NA	USD	24,000	11/17/2032	2.183%	CPI#	Maturity	1,410,715	—	1,410,715

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Morgan Stanley Capital Services LLC	USD	10,000	04/16/2023	2.690%	CPI#	Maturity	$(822,825)	$—	$(822,825)
Morgan Stanley Capital Services LLC	USD	5,000	08/15/2026	2.885%	CPI#	Maturity	(790,937)	—	(790,937)

							$(13,011,846)	$—	$(13,011,846)

#	Variable interest rate based on the rate of inflation as determined by the Consumer Price Index (CPI).

INTEREST RATE SWAPS

				Rate Type
Swap Counterparty	Notional Amount (000)		Termination Date	Payments made by the Fund	Payments received by the Fund	Payment Frequency Paid/ Received	Market Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Citibank, NA	USD	11,075	10/09/2029	1.120%	SIFMA*	Quarterly	$(259,604)	$—	$(259,604)
Citibank, NA	USD	11,075	10/09/2029	1.125%	SIFMA*	Quarterly	(264,503)	—	(264,503)

							$(524,107)	$—	$(524,107)

*	Variable interest rate based on the Securities Industry & Financial Markets Association (SIFMA) Municipal Swap Index.

(a)

Security is exempt from registration under Rule 144A or Regulation S of the Securities Act of 1933. These securities are considered restricted, but liquid and may be resold in transactions exempt from registration. At July 31, 2021, the aggregate market value of these securities amounted to $49,165,031 or 3.1% of net assets.

(b)	When-Issued or delayed delivery security.
(c)	Floating Rate Security. Stated interest/floor/ceiling rate was in effect at July 31, 2021.
(d)	Position, or a portion thereof, has been segregated to collateralize OTC derivatives outstanding.
(e)

An auction rate security whose interest rate resets at each auction date. Auctions are typically held every week or month. The rate shown is as of July 31, 2021 and the aggregate market value of this security amounted to $24,875 or 0.00% of net assets.

(f)	Non-income producing security.
(g)	Defaulted.
(h)

Variable Rate Demand Notes are instruments whose interest rates change on a specific date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). This instrument is payable on demand and is secured by letters of credit or other credit support agreements from major banks.

(i)	Affiliated investments.
(j)	The rate shown represents the 7-day yield as of period end.
(k)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(l)

As of July 31, 2021, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $98,530,064 and gross unrealized depreciation of investments was $(26,145,655), resulting in net unrealized appreciation of $72,384,409.

As of July 31, 2021, the Fund’s percentages of investments in municipal bonds that are insured and in insured municipal bonds that have been pre-refunded or escrowed to maturity are 2.5% and 0.0%, respectively.

Glossary:

ACA – ACA Financial Guaranty Corporation

AGC – Assured Guaranty Corporation

AGM – Assured Guaranty Municipal

CCRC – Congregate Care Retirement Center

CDX-CMBX.NA – North American Commercial Mortgage-Backed Index

CMBS – Commercial Mortgage-Backed Securities

COP – Certificate of Participation

CPI – Consumer Price Index

ETM – Escrowed to Maturity

LIBOR – London Interbank Offered Rate

NATL – National Interstate Corporation

SOFR – Secured Overnight Financing Rate

SRF – State Revolving Fund

AB Bond Fund, Inc.

AB Municipal Bond Inflation Strategy

July 31, 2021 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The fair value of debt instruments, such as bonds, and over-the-counter derivatives is generally based on market price quotations, recently executed market transactions (where observable) or industry recognized modeling techniques and are generally classified as Level 2. Pricing vendor inputs to Level 2 valuations may include quoted prices for similar investments in active markets, interest rate curves, coupon rates, currency rates, yield curves, option adjusted spreads, default rates, credit spreads and other unique security features in order to estimate the relevant cash flows which is then discounted to calculate fair values. If these inputs are unobservable and significant to the fair value, these investments will be classified as Level 3.

Other fixed income investments, including non-U.S. government and corporate debt, are generally valued using quoted market prices, if available, which are typically impacted by current interest rates, maturity dates and any perceived credit risk of the issuer. Additionally, in the absence of quoted market prices, these inputs are used by pricing vendors to derive a valuation based upon industry or proprietary models which incorporate issuer specific data with relevant yield/spread comparisons with more widely quoted bonds with similar key characteristics. Those investments for which there are observable inputs are classified as Level 2. Where the inputs are not observable, the investments are classified as Level 3.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of July 31, 2021:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets:
Long-Term Municipal Bonds	$—	$1,459,763,811	$—	$1,459,763,811
Short-Term Municipal Notes	—	37,429,875	—	37,429,875
Corporates - Investment Grade	—	7,206,387	—	7,206,387
Governments - Treasuries	—	5,565,625	—	5,565,625
Collateralized Mortgage Obligations	—	2,221,989	—	2,221,989
Corporates - Non-Investment Grade	—	2,202,017	—	2,202,017

Commercial Mortgage-Backed Securities	—	1,050,773	—	1,050,773
Short-Term Investments:
U.S. Treasury Bills	—	74,998,025	—	74,998,025
Investment Companies	44,252,271	—	—	44,252,271
Commercial Paper	—	5,600,621	—	5,600,621

Total Investments in Securities	44,252,271	1,596,039,123	—	1,640,291,394
Other Financial Instruments(a):
Assets:
Centrally Cleared Inflation (CPI) Swaps	—	12,042,839	—	12,042,839
Centrally Cleared Interest Rate Swaps	—	1,391,380	—	1,391,380
Inflation (CPI) Swaps	—	11,223,918	—	11,223,918
Liabilities:
Centrally Cleared Inflation (CPI) Swaps	—	(22,303)	—	(22,303)
Centrally Cleared Interest Rate Swaps	—	(6,067)	—	(6,067)
Credit Default Swaps	—	(1,051,270)	—	(1,051,270)
Inflation (CPI) Swaps	—	(24,235,764)	—	(24,235,764)
Interest Rate Swaps	—	(524,107)	—	(524,107)

Total	$44,252,271	$1,594,857,749	$—	$1,639,110,020

(a)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended July 31, 2021 is as follows:

Fund	Market Value 10/31/2020 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 07/31/2021 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,637	$542,907	$503,292	$44,252	$6